Share capital (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Private placements of shares for cash	$ 425,789	$ 212,968	$ 866,200
Private placements of shares for cash (Shares)	10,996,994	4,961,059	14,739,272
Special Redeemable Voting Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	2,000,000